Schedule I-Condensed Financial Information of Registrant	12 Months Ended
Feb. 01, 2014
Schedule I-Condensed Financial Information of Registrant

Schedule I

CONDENSED FINANCIAL INFORMATION

OF REGISTRANT

Parent Company Information

Burlington Stores, Inc.

Balance Sheets

	As of
	February 1, 2014	February 2, 2013
	(in thousands)
ASSETS:
Current Assets	$3,523	$996

Total Assets	$3,523	$996

LIABILITIES AND STOCKHOLDERS’ DEFICIT:
Current Liabilities	$—	$—

Negative Investment in Subsidiaries	153,991	81,265
Commitments and Contingencies	—	—
Common Stock Class L	—	1,029,189
Total Stockholders’ Deficit	(150,468)	(1,109,458)

Total Liabilities and Stockholders’ Deficit	$3,523	$996

See accompanying notes to Condensed Financial Statements.

CONDENSED FINANCIAL INFORMATION

OF REGISTRANT

Parent Company Information

Burlington Stores, Inc.

Statements of Operations and Comprehensive Income (Loss)

	Year Ended
	February 1, 2014	February 2, 2013 (53 weeks)	January 28, 2012
	(in thousands)
REVENUES:
Total Revenue	$—	$—	$—
COSTS AND EXPENSES:
(Income) Loss from Equity Investment	—	—	—

Total Costs and Expenses	—	—	—

Income (Loss) Before Provision (Benefit) for Income Tax	—	—	—

Provision (Benefit) for Income Tax	—	—	—

Earnings from Equity Investment, Net of Income Taxes	$16,150	$25,301	$(6,272)

Net Income (Loss)	$16,150	$25,301	$(6,272)

Comprehensive Income (Loss)	$16,150	$25,301	$(6,272)

See accompanying notes to Condensed Financial Statements.

CONDENSED FINANCIAL INFORMATION

OF REGISTRANT

Parent Company Information

Burlington Stores, Inc.

Statements of Cash Flows

	Year Ended
	February 1, 2014	February 2, 2013 (53 weeks)	January 28, 2012

	(in thousands)
OPERATING ACTIVITIES:
Net Cash Provided by Operations	$—	$—	$—

INVESTING ACTIVITIES:
Receipt of Dividends	—	—	187,513

Net Cash Used in Investing Activities	—	—	187,513

FINANCING ACTIVITIES:
Proceeds from Initial Public Offering	260,667	—	—
Offering Costs	(23,747)	—	—
Receipt of Dividends	336,000	1,718	110,410
Payment of Dividends	(336,000)	(1,711)	(297,917)
Purchase of Treasury Shares	—	(7)	(6)
Intercompany Financing Transactions	(236,920)	(1,764)	(2,024)
Proceeds from Stock Option Exercises	2,527	2,760	2,024

Net Cash Used in Financing Activities	2,527	996	(187,513)

Increase in Cash and Cash Equivalents	2,527	996	—
Cash and Cash Equivalents at Beginning of Period	996	—	—

Cash and Cash Equivalents at End of Period	$3,523	$996	$—

See accompanying notes to Condensed Financial Statements.

CONDENSED FINANCIAL INFORMATION

OF REGISTRANT

Parent Company Information

Burlington Stores, Inc.

Note 1. Basis of Presentation

Burlington Stores, Inc. (the Parent Company) is a holding company that conducts substantially all of its business operations through its subsidiaries. Neither the Company nor any of its subsidiaries may declare or pay cash dividends or make other distributions of property to any affiliate unless such dividends are used for certain specified purposes including, among others, to pay general corporate and overhead expenses incurred by the Parent Company or its subsidiaries in the ordinary course of business, or the amount of any indemnification claims made by any director or officer of the Parent Company or its subsidiaries, to pay taxes that are due and payable by the Parent Company or any of its subsidiaries, or other eligible distributions, provided that no event of default under the Company’s debt agreements has occurred or will occur as the result of such interest payment.

The accompanying Condensed Financial Statements include the accounts of the Parent Company and, on an equity basis, its subsidiaries and affiliates. Accordingly, these condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the Parent Company’s investments in its consolidated subsidiaries are presented under the equity method of accounting. These parent-only financial statements should be read in conjunction with Burlington Stores, Inc. audited Consolidated Financial Statements included elsewhere herein.

Amounts reported in the Balance Sheet for the year ended February 2, 2013 have been corrected to properly present amounts included in “Current Assets” and “Negative Investment in Subsidiaries.” The amounts were previously presented on a net basis in the amount of $80,269 within “Negative Investment in Subsidiaries.”

Amounts reported in the Statements of Operations and Comprehensive Income (Loss) for the years ended February 2, 2013 and January 28, 2012 have been corrected to present “Earnings from Equity Investment, Net of Income Taxes” on a net basis rather than a gross basis.

Amounts reported in the Statement of Cash Flows for the year ended January 28, 2012 have been corrected to present the portion of the “Receipt of Dividends” from subsidiaries that represent a return of the Parent Company’s investment as an Investing Activity. Furthermore, amounts reported in the Statement of Cash Flows for the years ended February 2, 2013 and January 28, 2012 have been corrected to reflect “Proceeds from Stock Option Exercises” and “Intercompany Financing Transactions,” which were not previously presented.

Note 2. Dividends

As discussed above, payment of dividends is prohibited under the Company’s credit agreements except in limited circumstances. Dividends equal to $336.0 million, $1.7 million and $297.9 million were paid during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively. During Fiscal 2013, the Company used the net proceeds from the offering of the 9.00%/9.75% Senior Notes due 2018 issued by Burlington Holdings, LLC (Holdings LLC) and Burlington Holdings Finance, Inc. (Holdco Notes) to pay a special cash dividend of $336.0 million to the Class A and Class L stockholders on a pro rata basis. The dividend was approved by the Parent Company’s Board of Directors in February 2013. During Fiscal 2011, in connection with the offering of the 10% Senior Notes due 2019 and the refinancing of the $1.0 billion senior secured term loan facility, a cash dividend of approximately $300.0 million, in the aggregate, was declared payable to Class A and Class L stockholders on a pro rata basis. The dividend was approved by the Parent Company’s Board of Directors in February 2011 and $297.9 million of the dividend declared was paid in Fiscal 2011 and $1.7 million was paid in Fiscal 2012.